Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 1,002,418	$ 385,604	$ 1,388,022
U.S. | U.S. federal government
Total	$ 1,002,418	$ 385,604	$ 1,388,022